Summary of Significant Accounting Policies: Concentration of Credit and Other Risks (Policies)	12 Months Ended
Dec. 31, 2011
Concentration of Credit and Other Risks:
Concentration of Credit and Other Risks

(dd)        Concentration of credit and other risks

Financial instruments, which potentially expose the Group to concentrations of credit risk, consist primarily of cash and cash equivalents, short-term and long-term investments, trade accounts receivable and other receivables. Generally, the Group does not require any collateral to be pledged in connection with its investments in the above financial instruments.

The following table presents the exchange rates for the functional and operating currencies at various subsidiaries, other than the reporting currency:

	At May 10,	Year end rates* at December 31,			Average exchange rates* for the years ended December 31,
Currency	2012	2011	2010	2009	2011	2010	2009

Russian ruble	29.81	32.20	30.48	30.24	29.39	30.37	31.72
Euro	0.76	0.77	0.76	0.70	0.72	0.75	0.72
Romanian lei	3.37	3.34	3.20	2.94	3.05	3.18	3.04
Kazakh tenge	147.94	148.40	147.40	148.36	146.62	147.34	147.51
Bulgarian lev	1.49	1.51	1.46	1.36	1.41	1.48	1.41
Turkish lira	1.78	1.91	1.54	1.49	1.67	1.51	1.56
Ukrainian hryvnia	7.99	7.99	7.96	7.99	7.97	7.94	7.79

 (*) Exchange rates shown in local currency units for one U.S. dollar

The majority of the balances and operations not already denominated in the reporting currency were denominated in the Russian ruble, euro, Romanian lei, Kazakh tenge, Bulgarian lev and Turkish lira.

The Russian ruble is not a convertible currency outside the territory of Russia. Official exchange rates are determined daily by the Central Bank of Russia (“CBR”) and are generally considered to be a reasonable approximation of market rates.